Cash and Cash Equivalents: Schedule of components of Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 643,379	$ 340,800
USD Bank Accounts
Cash and cash equivalents	432,624	89,725
Russian Ruble Bank Accounts
Cash and cash equivalents	116,949	152,957
Euro Bank Accounts
Cash and cash equivalents	52,524	60,665
Bank Accounts in other currencies
Cash and cash equivalents	23,892	30,842
Bank Accounts, Other
Cash and cash equivalents	$ 17,390	$ 6,611